Business Combinations - Allocation of Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Apr. 18, 2011 Henry's Holdings LLC [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member]
Net assets acquired:
Inventory					$ 35,105	$ 33,321
Deferred tax asset						2,308
Other current assets					4,092	3,859
Property and equipment					130,219	67,347
Intangible assets					188,613	7,416
Other assets					1,412	1,246
Liabilities assumed:
Current liabilities					(36,519)	(36,534)
Capital lease obligations					(3,990)
Financing lease obligations					(63,162)	(22,616)
Other long-term liabilities					(13,570)	(6,103)
Deferred tax liability					(7,756)	(412)
Goodwill	368,078	368,078	199,399	53,826	144,604	169,648
Total purchase price					$ 379,048	$ 219,480